Sale of Future Royalties Liability - Schedule of Sale of Future Royalties Liability (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sale of Future Royalties Liabilities [Roll Forward]
Beginning balance		$ 143,217	$ 110,159
Payments (from) to Royalty Pharma	$ 25,000	(3,456)	25,000
Non-cash interest expense recognized		43,908	8,058	$ 10,159
Ending balance		183,669	143,217	$ 110,159
Sale of future royalties liability, current		13,247	6,435
Sale of future royalties liability, non-current		$ 170,422	$ 136,782